JPMorgan Government Bond Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.25%	(0.33%)	1.35%
BLOOMBERG U.S. GOVERNMENT BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.62%	(0.63%)	0.85%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(2.65%)	(1.52%)	0.31%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		(0.39%)	(1.32%)	0.19%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		1.27%	(0.50%)	0.96%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.10%	(1.37%)	(0.04%)
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.74%	(0.73%)	0.32%

[1]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund’s regulatory index has changed from the ICE BofA US High Yield Constrained Index to the Bloomberg U.S. Aggregate Index.